INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAXES
Schedule of income (loss) before income tax, domestic and foreign

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Mainland China	5,455,438	7,972,972	7,336,643
Hong Kong (1)	—	—	375,046
Others	(177,987)	(80,550)	(335,554)
Total	5,277,451	7,892,422	7,376,135
(1)	Income before income taxes for Hong Kong was included in others and was not material for the year ended December 31, 2023 and 2024.

Schedule of current and deferred portion of income tax expenses

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current tax	935,897	1,560,830	1,704,701
Deferred tax	72,977	83,476	(304,209)
Total	1,008,874	1,644,306	1,400,492

Schedule of reconciliation between the income tax at PRC statutory tax rate and income tax expense

	Year ended December 31, 2025
	RMB	%
Income before income tax expenses	7,376,135
Statutory tax rate in the PRC	25%
Income tax at statutory tax rate	1,844,033	25.0%
Foreign Tax Effects
Hong Kong	(93,831)	(1.3)%
Tax exemption	(94,774)	(1.3)%
Changes in valuation allowance	943	0.0%
Other foreign jurisdictions	(10,421)	(0.1)%
Non-deductible expenses
Share-based compensation	94,593	1.3%
Others	3,300	0.0%
Preferential tax rate	(679,618)	(9.2)%
Research and development super-deduction	(62,704)	(0.9)%
Effect of cross - border tax laws	292,627	4.0%
Changes in valuation allowance of deferred tax assets	12,513	0.2%
Income tax expense	1,400,492	19.0%

	Year ended	Year ended
	December 31,	December 31,
	2023	2024
	RMB	RMB
Income before income tax expenses	5,277,451	7,892,422
Statutory tax rate in the PRC	25%	25%
Income tax at statutory tax rate	1,319,363	1,973,106
Effect of different tax rate of subsidiary operation in other jurisdiction	(4,016)	(10,324)
Effect of non-deductible expenses	47,467	42,726
Effect of preferential tax rate	(488,462)	(744,996)
Effect of research and development super-deduction	(98,914)	(102,658)
Effect of withholding income tax	206,721	470,966
Effect of valuation allowance movement of deferred tax assets	26,715	15,486
Income tax expense	1,008,874	1,644,306

Schedule of the effect of preferential tax rates on the income per share

	Year Ended December 31,
	(Amounts in Thousands Except Per Share Data)
	2023	2024	2025
	RMB	RMB	RMB
Tax saving amount due to preferential tax rates	488,462	744,996	679,618
Income per share effect-basic	1.52	2.50	2.55
Income per share effect-diluted	1.49	2.46	2.50

Schedule of components of the deferred tax assets and deferred tax liabilities

	December 31,	December 31,
	2024	2025
	RMB	RMB
Deferred tax assets
Guarantee liabilities	2,017,547	571,232
Provision for loan losses	1,735,395	2,238,472
Depreciation of land use rights	55,539	66,999
Net operating loss carry forwards	78,356	77,475
Others	12,500	11,694
Gross deferred tax assets	3,899,337	2,965,872
Valuation allowance on deferred tax assets	(116,174)	(116,462)
Total deferred tax assets	3,783,163	2,849,410
Uncollected revenues	(2,841,099)	(1,533,009)
Withholding income tax	(173,305)	(254,955)
Others	(1,869)	(1,662)
Total deferred tax liabilities	(3,016,273)	(1,789,626)
Net deferred tax assets	766,890	1,059,784